SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share Option Activity and Related Information

			Weighted	Weighted
		Weighted	average	average
		average	grant date	remaining	Aggregated
	Number of	exercise	fair value per	contractual	intrinsic
	options	price	share	year	value
		US$	US$	(Years)	US$’000

Outstanding, January 1, 2018	41,987,560	1.04	1.18	1.59	3,986
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Exercised	(6,513,460)	0.92	1.28	—	—
Outstanding, December 31, 2018	35,474,100	1.07	1.17	0.94	2,078
Granted	—	—	—	—	—
Forfeited	(5,900,000)	1.74	0.92	—	—
Exercised	(3,572,880)	0.69	0.97	—	921
Outstanding, December 31, 2019	26,001,220	0.96	1.25	0.71	1,590
Granted	—	—	—	—	—
Forfeited	(18,616,300)	3.01	1.32	—
Exercised	(125,900)	0.20	0.38	—	88
Outstanding, December 31, 2020	7,259,020	0.99	1.09	0.51	907
Vested and expected to vest at December 31, 2020	7,259,020	0.99	1.08	0.52	907
Exercisable at December 31, 2020	7,259,020	0.99	1.08	0.52	907

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	For the years ended December 31,
	2018	2019	2020

Expected volatility	54.27%~60.15%	66.89%~67.67%	85.73%~97.73%
Risk-free interest rate	2.26%~2.62%	1.62%~1.95%	0.11%~0.17%
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	0.00%	0.00%	0.00%
Suboptimal early exercise factor	2.2~2.8	2.2~2.8	2.2~2.8

Schedule of Share-Based Compensation Expenses Relating to Options Granted

	For the year ended December 31, 2018
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	351	—	351	51
Sales and marketing	11,361	—	11,361	1,652
General and administrative	74,227	2,346	76,573	11,137
Service development expenses	20,343	—	20,343	2,959

	106,282	2,346	108,628	15,799

15.  SHARE-BASED PAYMENT (continued)

Restricted shares granted to employees and directors (continued)

	For the year ended December 31, 2019
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	14	—	14	2
Sales and marketing	7,410	—	7,410	1,064
General and administrative	57,666	506	58,172	8,356
Service development expenses	13,679	—	13,679	1,965

	78,769	506	79,275	11,387

	For the year ended December 31, 2020
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Sales and marketing	4,779	—	4,779	732
General and administrative	31,462	9,331	40,793	6,252
Service development expenses	9,852	—	9,852	1,510

	46,093	9,331	55,424	8,494

Restricted shares granted to employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity

15.  SHARE-BASED PAYMENT (continued)

Restricted shares granted to employees and directors

		Weighted	Weighted
		average	average
		grant date	remaining	Aggregated
	Number of	fair value per	contractual	intrinsic
	options	share	year	value
		US$	(Years)	US$’000

Outstanding, January 1, 2018	12,580,280	0.96	9.63	12,719
Granted	5,000,000	1.41	9.49	3,790
Forfeited	—	—	—	—
Exercised	(10,503,520)	1.05	—	7,962
Outstanding, December 31, 2018	7,076,760	1.15	8.99	5,364
Granted	7,553,980	0.76	9.01	6,496
Forfeited	—	—	—	—
Exercised	(1,224,180)	1.41	—	1,053
Outstanding, December 31, 2019	13,406,560	0.93	8.52	11,530
Granted	17,477,740	0.36	9.61	15,730
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding, December 31, 2020	30,884,300	0.62	8.98	27,796
Vested and expected to vest at December 31, 2020	30,884,300	0.62	8.98	27,796
Exercisable at December 31, 2020	30,884,300	0.62	8.98	27,796